CASH FLOW DISCLOSURES - Schedule of supplemental cash flow disclosures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOW DISCLOSURES
Right-of-use assets and liabilities		$ 99,307
Interest income on secured note received in Maritime shares	$ 74,468
Shares issued for E&E assets (Note 10)	12,422,138	20,876,707
Shares issued for property and equipment (Note 10)		350,000
E&E assets included in accounts payable and accrued liabilities		676,921
Property, plant and equipment in accounts payable and accrued liabilities	1,695,011
Cash paid for interest	$ 22,876	$ 25,105